UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 650 Washington Rd., Suite 800
Pittsburgh, PA 15228

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank Fournier
Title:  Chief Operating Officer and VP Quantitative Research
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Frank Fournier  Pittsburgh, PA  August 13, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  83
Form 13F Information Table Value Total:  $383,219
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE
								VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	 VALUE(x$1000) 	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	SHARED	NONE
Philip Morris International Inc.	COM	718172109	23,517.30	269,511.00	249,746.00	SH		SOLE	19,765.00	 23,517,530.00
CVS Caremark Corp.	COM	126650100	21,561.30	461,400.00	429,750.00	SH		SOLE	31,650.00	 21,561,222.14
Duke Energy Corp.	COM	26441C204	20,152.20	873,919.00	814,489.00	SH		SOLE	59,430.00	 20,152,572.11
Procter & Gamble Company	COM	742718109	18,989.80	310,048.00	289,883.00	SH		SOLE	20,165.00	 18,990,440.00
The Southern Company	COM	842587107	18,524.70	400,091.00	373,871.00	SH		SOLE	26,220.00	 18,524,213.30
Microsoft Corp.	COM	594918104	18,478.10	604,087.00	564,447.00	SH		SOLE	39,640.00	 18,479,021.32
Campbell Soup Company	COM	134429109	16,341.40	489,549.00	458,274.00	SH		SOLE	31,275.00	 16,341,145.64
Amgen Inc.	COM	031162100	15,772.20	216,322.00	202,002.00	SH		SOLE	14,320.00	 15,772,037.09
AT&T Inc.	COM	00206R102	15,168.70	425,355.00	397,500.00	SH		SOLE	27,855.00	 15,168,159.32
Pepsico, Inc.	COM	713448108	13,973.60	197,751.00	184,793.00	SH		SOLE	12,958.00	 13,973,085.68
Northrop Grumman Corp	COM	666807102	13,948.70	218,663.00	204,328.00	SH		SOLE	14,335.00	 13,948,512.73
Molson Coors Brewing Company	COM	60871R209	13,468.00	323,676.00	302,346.00	SH		SOLE	21,330.00	 13,468,158.37
Gold Fields Ltd.	ADR	38059T106	13,317.70	1,039,636.00	971,646.00	SH		SOLE	67,990.00	 13,317,737.17
Annaly Capital Management, Inc.	COM	035710409	12,662.30	754,599.00	705,319.00	SH		SOLE	49,280.00	 12,662,171.23
Xerox Corporation	ADR	984121103	12,019.20	1,527,221.00	1,427,631.00	SH		SOLE	99,590.00	 12,019,229.23
Novartis AG	ADR	66987V109	11,934.70	213,500.00	199,830.00	SH		SOLE	13,670.00	 11,934,650.00
PPL Corp.	COM	69351T106	11,714.30	421,217.00	393,767.00	SH		SOLE	27,450.00	 11,714,044.80
Cisco Systems Inc.	COM	17275R102	11,679.40	680,270.00	635,670.00	SH		SOLE	44,600.00	 11,680,235.88
Hasbro Inc.	COM	418056107	10,895.80	321,666.00	301,336.00	SH		SOLE	20,330.00	 10,894,827.42
Hershey Company	COM	427866108	10,886.10	151,159.00	141,689.00	SH		SOLE	9,470.00	 10,887,982.78
Kraft Foods Inc.	COM	50075N104	10,809.90	279,900.00	255,750.00	SH		SOLE	24,150.00	 10,809,738.03
GlaxoSmithKline plc	ADR	37733W105	9,016.90	197,870.00	185,150.00	SH		SOLE	12,720.00	 9,016,935.89
Target Corp.	COM	87612E106	8,842.90	151,965.00	142,075.00	SH		SOLE	9,890.00	 8,842,843.40
Hewlett-Packard Co.	COM	428236103	8,492.50	422,360.00	394,625.00	SH		SOLE	27,735.00	 8,493,659.59
Medtronic Inc.	COM	585055106	8,136.80	210,099.00	197,069.00	SH		SOLE	13,030.00	 8,137,134.27
Kellogg Company	COM	487836108	4,355.80	88,327.00	82,597.00	SH		SOLE	5,730.00	 4,357,170.91
NeuStar, Inc.	COM	64126X201	1,182.30	35,400.00	35,090.00	SH		SOLE	310.00	 1,182,360.00
American States Water Company	COM	029899101	1,005.10	25,390.00	25,175.00	SH		SOLE	215.00	 1,004,936.20
Aeropostale, Inc.	COM	007865108	913.50	51,235.00	50,745.00	SH		SOLE	490.00	 913,520.05
California Water Service Group	COM	130788102	897.50	48,580.00	48,160.00	SH		SOLE	420.00	 897,272.59
Chemed Corp.	COM	16359R103	853.70	14,120.00	13,990.00	SH		SOLE	130.00	 853,412.80
CACI International Inc.	COM	127190304	831.60	15,105.00	14,965.00	SH		SOLE	140.00	 831,077.09
New Jersey Resource Corp.	COM	646025106	817.30	18,750.00	18,570.00	SH		SOLE	180.00	 817,687.50
Tower Group, Inc.	COM	891777104	808.90	38,755.00	38,395.00	SH		SOLE	360.00	 808,816.84
Government Properties Income Trust	COM	38376A103	788.20	34,835.00	34,500.00	SH		SOLE	335.00	 787,967.70
Atlantic Power Corp.	COM	04878Q863	725.50	56,650.00	56,100.00	SH		SOLE	550.00	 725,686.49
Orbital Sciences Corp.	COM	685564106	666.00	51,550.00	51,050.00	SH		SOLE	500.00	 666,026.00
Websense, Inc.	COM	947684106	641.10	34,225.00	33,905.00	SH		SOLE	320.00	 641,034.25
Ezcorp, Inc.	COM	302301106	636.10	27,105.00	26,835.00	SH		SOLE	270.00	 635,883.29
Green Dot Corp.	COM	39304D102	612.40	27,680.00	27,410.00	SH		SOLE	270.00	 612,281.61
El Paso Electric Company	COM	283677854	608.10	18,335.00	18,165.00	SH		SOLE	170.00	 607,988.60
Jones Apparel Group Inc.	COM	48020T101	606.60	63,470.00	62,910.00	SH		SOLE	560.00	 606,773.20
Flowers Foods, Inc.	COM	343498101	601.70	25,907.00	25,517.00	SH		SOLE	390.00	 601,819.61
Brown Shoe Company, Inc.	COM	115736100	583.10	45,165.00	44,725.00	SH		SOLE	440.00	 583,080.15
Medifast, Inc.	COM	58470H101	497.80	25,310.00	25,050.00	SH		SOLE	260.00	 498,100.80
Golden Star Resources Ltd.	COM	38119T104	496.40	427,885.00	421,955.00	SH		SOLE	5,930.00	 496,346.61
Cardtronics, Inc.	COM	14161H108	493.80	16,360.00	16,220.00	SH		SOLE	140.00	 494,235.59
Silvercorp Metals Inc.	COM	82835P103	492.00	89,015.00	88,255.00	SH		SOLE	760.00	 492,252.95
Portland General Electric Company	COM	736508847	466.10	17,475.00	17,315.00	SH		SOLE	160.00	 465,883.50
Spreadtrum Communications Inc.	COM	849415203	452.90	25,660.00	25,410.00	SH		SOLE	250.00	 452,899.00
Treehouse Foods, Inc.	COM	89469A104	448.20	7,195.00	7,125.00	SH		SOLE	70.00	 448,176.55
Coinstar, Inc.	COM	19259P300	433.60	6,315.00	6,250.00	SH		SOLE	65.00	 433,587.90
Avista Corp	ADR	05379B107	429.30	16,090.00	15,940.00	SH		SOLE	150.00	 429,603.00
American Greetings Corp.	COM	026375105	425.30	29,100.00	28,820.00	SH		SOLE	280.00	 425,442.00
Cal-Maine Foods, Inc.	COM	128030202	424.50	10,855.00	10,745.00	SH		SOLE	110.00	 424,430.50
Endurance Specialty Holding Ltd.	COM	G30397106	422.10	11,025.00	10,915.00	SH		SOLE	110.00	 422,477.99
Deluxe Corp	COM	248019101	420.10	16,850.00	16,690.00	SH		SOLE	160.00	 420,239.00
Hill-Rom Holdings, Inc.	COM	431475102	415.20	13,460.00	13,330.00	SH		SOLE	130.00	 415,241.00
Dreamworks Animation SKG, Inc.	COM	26153C103	410.70	21,555.00	21,345.00	SH		SOLE	210.00	 410,838.30
GT Advanced Technologies, Inc.	COM	36191U106	401.80	76,140.00	75,410.00	SH		SOLE	730.00	 402,019.20
United Natural Foods, Inc.	COM	911163103	401.60	7,325.00	7,245.00	SH		SOLE	80.00	 401,849.50
Allscripts Healthcare Solutions, Inc.	COM	01988P108	392.40	35,920.00	35,570.00	SH		SOLE	350.00	 392,605.60
Colony Financial, Inc.	COM	19624R106	392.50	22,690.00	22,440.00	SH		SOLE	250.00	 392,537.00
CSG Systems International, Inc.	COM	126349109	391.00	22,650.00	22,420.00	SH		SOLE	230.00	 391,392.01
United Stationers Inc.	COM	913004107	389.60	14,460.00	14,320.00	SH		SOLE	140.00	 389,697.00
Sturm Ruger & Co Inc	COM	864159108	389.00	9,700.00	9,600.00	SH		SOLE	100.00	 389,455.00
Herman Miller,  Inc.	COM	600544100	389.10	21,005.00	20,805.00	SH		SOLE	200.00	 389,012.60
J2 Global Inc	COM	48123V102	387.40	14,670.00	14,530.00	SH		SOLE	140.00	 387,581.39
JAKKs Pacific, Inc.	COM	47012E106	386.60	24,151.00	23,881.00	SH		SOLE	270.00	 386,657.51
Sanderson Farms, Inc.	COM	800013104	370.00	8,075.00	8,000.00	SH		SOLE	75.00	 369,996.50
Quality Systems Inc	COM	747582104	367.80	13,360.00	13,230.00	SH		SOLE	130.00	 367,533.60
Valueclick, Inc.	COM	92046N102	362.00	22,080.00	21,870.00	SH		SOLE	210.00	 361,891.20
Alliant Techsystems Inc	COM	018804104	357.70	7,075.00	7,005.00	SH		SOLE	70.00	 357,782.74
Power-One, Inc.	COM	73930R102	349.90	77,400.00	76,590.00	SH		SOLE	810.00	 349,848.00
Integra Lifesciences Holdings Corp.	COM	457985208	347.30	9,345.00	9,215.00	SH		SOLE	130.00	 347,447.10
Take-Two Interactive Software, Inc.	COM	874054109	336.90	35,630.00	35,260.00	SH		SOLE	370.00	 337,059.80
II-VI Incorporated	COM	902104108	333.80	20,025.00	19,835.00	SH		SOLE	190.00	 333,816.75
Interdigital, Inc.	COM	45867G101	318.90	10,800.00	10,710.00	SH		SOLE	90.00	 318,708.00
Callaway Golf Company	COM	131193104	309.90	52,405.00	51,805.00	SH		SOLE	600.00	 309,713.55
NTELOS Holdings Corp.	COM	67020Q305	236.90	12,554.00	12,399.00	SH		SOLE	155.00	 236,642.90
Brightpoint, Inc.	COM	109473405	208.50	38,540.00	37,820.00	SH		SOLE	720.00	 208,501.40
Central European Distribution Corp.	COM	153435102	129.20	45,165.00	44,545.00	SH		SOLE	620.00	 129,171.90
Lumos Networks Corp	COM	550283105	102.60	10,870.00	10,870.00	SH		SOLE	0.00	 102,504.10




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